LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Lease liability, beginning	$ 52,818	$ 0
Initial recognition		81,617
Lease payments	(37,162)	(36,528)	$ 0
Accretion expenses	4,877	7,729
Lease liability, ending	$ 20,533	$ 52,818	$ 0